Regulatory Assets and Liabilities - Assets and Liabilities (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
GBPC | Hurricane | Loss from Catastrophes
Public Utilities, General Disclosures [Line Items]
Storm cost	$ 15
Storm Reserve				$ 18
Recovery Period			5 years
GBPC | Steam turbine
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment			$ 21
NSPI
Public Utilities, General Disclosures [Line Items]
Recovery Period			3 years
Regulatory Asset Recovery Assessments			As approved on December 6, 2019 as part of NSPI’s three-year Fuel Stability Plan, differences between actual fuel costs and fuel revenues recovered from customers for the years 2020 to 2022, will be recovered or returned to customers after 2022. The UARB’s decision to approve the Fuel Stability Plan directed that any annual non-fuel revenues above NSPI’s approved range of ROE are to be applied to the FAM.
NSPI | Renewable Energy Program
Public Utilities, General Disclosures [Line Items]
Recovery Period			8 years
Regulatory Asset Recovery Assessments			The Nova Scotia Utility and Review Board (“UARB”) approved implementation of the 2015 DSM deferral set at $35 million in 2015 and recoverable from customers over an 8-year period beginning in 2016.
Replacement program						$ 2	$ 31	$ 35
NSPI | Unamortized defeasance costs | Defeased debt
Public Utilities, General Disclosures [Line Items]
Long-term debt				$ 582	$ 740
Tampa Electric | Hurricane
Public Utilities, General Disclosures [Line Items]
Storm cost		$ 8